Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001321655
Document Type	8-K/A
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	Palantir Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39540
Entity Tax Identification Number	68-0551851
Entity Address, Address Line One	1555 Blake Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	358-3679
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	PLTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false